Other current assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets

Note 12.      Other current assets

Other current assets consisted of the following:

	As at December 31,	As at December 31,
USD'000	2024	2023
Value-Added Tax receivable	460	657
Advanced payment to suppliers	61	346
Deposits, current	5	5
Customer contract assets, current	22	-
Other current assets	25	-
Total other current assets	573	1,008